Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Weighted average number of ordinary share outstanding – diluted	41,000,000	41,000,000
Earnings (loss) per share – diluted	$ 0.48	$ (0.05)